Interest in Subsidiaries (Details)	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Cartrack Technologies Pte. Limited [Member]
Interest in Subsidiaries (Details) [Line Items]
Business combination, description		Cartrack Technologies Pte. Limited acquired 40% of the shares and voting interest in Cartrack Tanzania Limited, for a cash consideration of USD 538,507. As a result, the equity interest in Cartrack Tanzania Limited increased from 60% to 100%.
Cartrack Technologies Pte. Limited One [Member]
Interest in Subsidiaries (Details) [Line Items]
Business combination, description		Cartrack Technologies Pte. Limited acquired 15% of the shares and voting interest in Retriever Limited, for a cash consideration of USD 158,303. As a result, the equity interest in Retriever Limited increased from 85% to 100%.
Picup Technologies Proprietary Limited[Member]
Interest in Subsidiaries (Details) [Line Items]
Description of disposal	On September 13, 2021, Cartrack acquired 70.1% of the shares and voting interests in Picup Technologies Proprietary Limited for a consideration of ZAR 70.1 million (see Note 28).
Cartrack Tanzania Limited [Member]
Interest in Subsidiaries (Details) [Line Items]
Description of disposal	On September 24, 2021, Cartrack Technologies Pte. Limited acquired 49% of the shares and voting interest in Cartrack Technologies PHL. INC., for a cash consideration of PHP9.2 million. As a result, the equity interest in Cartrack Technologies PHL. INC. increased from 51% to 100%.
Purple rain Properties No.444 Proprietary Limited [Member]
Interest in Subsidiaries (Details) [Line Items]
Business combination, description	Cartrack acquired 100% of the shares and voting interests in Purple Rain Properties No. 444 Proprietary Limited for a consideration of ZAR 100 (see Note 28).